BANK CREDIT AND LOANS (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended			1 Months Ended								1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 28, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Secured Borrowings [Member]	Dec. 31, 2013 Standstill Agreement [Member]	Feb. 28, 2012 Affiliated Entity [Member]	Feb. 28, 2012 Majority Shareholder [Member]	Feb. 28, 2012 Principal Owner [Member]	Dec. 31, 2013 Loan in U.S. dollars from shareholders [Member]	Aug. 31, 2013 Loan in U.S. dollars from shareholders [Member]	Apr. 30, 2013 Loan in U.S. dollars from shareholders [Member]	Mar. 31, 2013 Loan in U.S. dollars from shareholders [Member]	Feb. 28, 2013 Loan in U.S. dollars from shareholders [Member]	Dec. 31, 2012 Loan in U.S. dollars from shareholders [Member]	Jul. 31, 2008 Loan in U.S. dollars from shareholders [Member]	Sep. 30, 2013 Loan in U.S. dollars from shareholders [Member]	Sep. 30, 2012 Loan in U.S. dollars from shareholders [Member] September Amendment [Member]	Sep. 30, 2011 Loan in U.S. dollars from shareholders [Member] September Amendment [Member]	Sep. 30, 2011 Loan in U.S. dollars from shareholders [Member] September Loan Agreement [Member]	Dec. 31, 2013 Bank credit [Member]	Dec. 31, 2012 Bank credit [Member]	Dec. 31, 2013 Bank credit [Member] Revolving Credit Facility [Member]	Dec. 31, 2007 Convertible note from controlling shareholder, net [Member]	Dec. 31, 2013 Convertible note from controlling shareholder, net [Member]	Dec. 31, 2010 Convertible note from controlling shareholder, net [Member]	Dec. 31, 2012 Convertible note from controlling shareholder, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Long-term loans								$ 3,000,000	$ 2,700,000	$ 300,000
Total Current maturities		10,194,000	10,140,000				3,000,000				5,307,000	1,000,000				3,968,000		850,000				1,887,000	3,172,000			3,000,000		3,000,000
Proceeds from loans from a shareholder, net of issuance expenses		850,000	3,998,000	1,700,000									7,500,000				1,500		1,147,500		1,700				3,000,000
Interest rate additional rate over LIBOR								5.00%				3.50%					3.00%			2.50%	2.50%				3.50%	7.50%	3.96%
Annual rate							5.00%	7.00%
Debt instrument, principal installment														750,000	750,000	750,000			750,000
Discount on convertible note	708,000,000																								451,000
Debt conversion, price per share																									$ 2.09
Repayment date								Feb. 28, 2014											Feb. 10, 2013
Repayment of loan	1,700,000										350,000			350,000
Warrants issued	1,200,000																								1,578,947
Warrant exercise price	2.5																								2.38
Warrants issued, term, years	3 years																								5 years
Secured borrowing against specific accounts receivables, maximum amount																								934,000
Line of credit, maximum borrowing amounts					1,000,000	1,307,000																		2,250,000
Line of credit, amounts utilized					$ 953,000	$ 1,243,000
Line of credit, applicable interest rate		3.63%